Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flow From Operating Activities
Net loss	$ (8,081)	$ (7,175)	$ (8,775)	$ (7,029)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	237	119	185	78
Amortization of right of use asset	441	331	460	415
Amortization of intangible assets	4	3	5	5
Non-cash interest income		(88)	(88)	(299)
Stock based compensation	280	220	309	45
Change in fair value of derivative liabilities	(208)	(225)	(696)	(2,111)
Forgiveness of PPP loan		(391)
Offering costs				325
Loss (gain) on disposal of property and equipment	1	(144)	(144)
Non-cash other income – forgiveness of loans			(905)
Bad debt expense	(2)
Changes in operating assets and liabilities:
Trade accounts receivable	66	(140)	(61)	94
Prepaid expenses and other current assets	(346)	(177)	(149)	(91)
Inventories	(151)	(203)	(110)	153
Accounts payable and accrued liabilities	25	417	264	(350)
Other liabilities	(32)		(26)
Payments on operating lease liability	(414)	(294)	(401)	(347)
Net cash used in operating activities	(8,180)	(7,747)	(10,132)	(9,112)
Cash Flows From Investing Activities
Purchase of property and equipment	(1,109)	(3,210)	(3,739)	(360)
Proceeds from notes receivable, net of imputed interest		1,944	1,944	2,111
Cash acquired in acquisition (see Note 2)	303
Proceeds from sale of property and equipment	1	144	144
Net cash used in investing activities	(805)	(1,122)	(1,651)	1,751
Cash Flows From Financing Activities
Proceeds from issuance of warrant derivative liabilities				6,328
Proceeds from issuance of common stock, net of fees				19,995
Proceeds from issuance of preferred stock, net of fees				3,112
Proceeds from issuance of common stock in connection with exercise of warrants		196	196	1,111
Payments on debt	(509)	(5)		(27)
Proceeds from issuance of debt		510	509	406
Net cash provided by (used in) financing activities	(509)	701	705	30,925
Net decrease in cash and cash equivalents	(9,494)	(8,168)	(11,078)	23,564
Cash and cash equivalents at beginning of period	14,273	25,351	25,351	1,787
Cash and cash equivalents at end of period	4,779	17,183	14,273	25,351
Noncash Investing and Financing Activities
Right-of-Use Assets and assumption of operating lease liability	27	918	918
Extinguishment of derivative liabilities through exercise of warrants		195	195	3,199
Change in par value due to conversion of preferred stock to common stock				65
Issuance of Common Stock for the Cashless Exercise of Warrants				35
Acquisition of subsidiary through assumption of debt (see Note 2)	22
Supplemental Cash Flow Information
Cash paid for interest	$ 32			$ 2